Investment Objectives and Goals	Oct. 06, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October